THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED March 31, 2006.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           August 11, 2006
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     9
                                                   ----------
Form 13F Information Table Value Total:           $   276,036
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                     Form 13f Information Table
                                     Satellite Asset Management, L.P.
                                     For Quarter Ended March 31, 2006




                                                              Market    Share/                                 Vtng    Vtng   Vtng
                                                               Value     Prn       SH/  Put/ Invstmnt  Other   Authr   Authr Authr
Name of Issuer                  Title of Class       Cusip    x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd   None
-------------                   --------------       -----    ------    -----     ----  ---  --------  ----    ----    ----   ----

FAIRMONT HOTELS RESORTS INC     COM                305204109  $11,175     250,000  SH          SOLE            250,000
ALBERTSONS INC                  COM                013104104 $103,643   4,037,500  SH          SOLE          4,037,500
BELLSOUTH CORP                  COM                079860102  $11,286     325,700  SH          SOLE            325,700
GTECH HLDGS CORP                COM                400518106  $21,424     629,200  SH          SOLE            629,200
KNIGHT RIDDER INC               COM                499040103   $7,269     115,000  SH          SOLE            115,000
MAXTOR CORP                     COM NEW            577729205  $15,774   1,650,000  SH          SOLE          1,650,000
NORTH FORK BANCORPORATION NY    COM                659424105  $93,334   3,237,400  SH          SOLE          3,237,400
REMINGTON OIL & GAS CORP        COM                759594302   $9,824     227,300  SH          SOLE            227,300
SHURGARD STORAGE CTRS INC       COM                82567D104   $2,307      34,630  SH          SOLE             34,630


REPORT SUMMARY: 9 Securities                       Total     $276,036